Note 8 - Other Liabilities (Tables)	3 Months Ended
Jan. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about other liabilities [text block]
(thousands of Canadian dollars)
	January 31	October 31	January 31
	2024	2023	2023

Accounts payable and other	$7,543	$9,681	$5,482
Current income tax liability	2,426	7,466	1,829
Deferred income tax liability	709	731	704
Lease obligations	3,594	3,771	4,295
Cash collateral and amounts held in escrow	8,735	8,818	7,210
Cash reserves on loan and lease receivables	155,583	153,769	132,776

	$178,590	$184,236	$152,296